Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 11 - Income Taxes

The components of income tax expense for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013
	(In Thousands)
Federal:
Current	$836	$444
Deferred	(164)	(71)
	672	373
State, current	22	44
	$694	$417

The following table represents reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before taxes for the years ended December 31, 2014 and 2013 is as follows:

	2014	2013
	(In Thousands)
Federal income tax at statutory rate	$658	$380
State tax, net of federal benefit	13	28
Stock compensation expense	35	29
Other	(12)	(20)
	$694	$417

The components of the net deferred tax asset at December 31, 2014 and 2013 are as follows:

	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$390	$320
Stock-based compensation	39	37
Interest on non-accrual loans	17	18
Unrealized loss on investment securities available for sale	18	9
Deferred loan fees	167	95
Organization cost	3	3
Total deferred tax assets	634	482

Deferred tax liabilities:
Bank premises and equipment	(131)	(152)
Total deferred tax liabilities	(131)	(152)

Net Deferred Tax Asset	$503	$330

The net deferred tax asset at December 31, 2014 and 2013 of $503,000 and $330,000, respectively, is included in other assets.

No valuation allowance was established at December 31, 2014 and 2013, in view of the Company’s ability to carry back taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.